Average Annual Total Returns{- Fidelity® Total Bond Fund} - 08.31 Fidelity Total Bond Fund AMCIZ PRO-14 - Fidelity® Total Bond Fund	Fidelity Total Bond Fund-Class A Return Before Taxes Past 1 year	Fidelity Total Bond Fund-Class A Return Before Taxes Past 5 years	Fidelity Total Bond Fund-Class A Return Before Taxes Past 10 years	Fidelity Total Bond Fund-Class A After Taxes on Distributions Past 1 year	Fidelity Total Bond Fund-Class A After Taxes on Distributions Past 5 years	Fidelity Total Bond Fund-Class A After Taxes on Distributions Past 10 years	Fidelity Total Bond Fund-Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Total Bond Fund-Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Total Bond Fund-Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Total Bond Fund-Class M Return Before Taxes Past 1 year	Fidelity Total Bond Fund-Class M Return Before Taxes Past 5 years	Fidelity Total Bond Fund-Class M Return Before Taxes Past 10 years	Fidelity Total Bond Fund-Class C Return Before Taxes Past 1 year	Fidelity Total Bond Fund-Class C Return Before Taxes Past 5 years	Fidelity Total Bond Fund-Class C Return Before Taxes Past 10 years	Fidelity Total Bond Fund - Class I Return Before Taxes Past 1 year	Fidelity Total Bond Fund - Class I Return Before Taxes Past 5 years	Fidelity Total Bond Fund - Class I Return Before Taxes Past 10 years	Fidelity Total Bond Fund-Class Z Return Before Taxes Past 1 year	Fidelity Total Bond Fund-Class Z Return Before Taxes Past 5 years	Fidelity Total Bond Fund-Class Z Return Before Taxes Since Inception		Fidelity Total Bond Fund-Class Z Return Before Taxes Inception Date	LB001 Past 1 year	LB001 Past 5 years	LB001 Past 10 years	LB091 Past 1 year	LB091 Past 5 years	LB091 Past 10 years
Total	4.65%	4.47%	3.84%	2.79%	3.13%	2.45%	2.93%	2.86%	2.40%	4.66%	4.45%	3.84%	7.18%	4.52%	3.50%	9.30%	5.57%	4.54%	9.45%	5.72%	4.69%	[1]	Dec. 22, 2014	7.51%	4.44%	3.84%	7.58%	4.87%	4.16%

[1]	(a)Since inception December 22, 2014.